Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets (current included in accounts receivable)
Other receivables	$ 1,108	$ 825
Current and non-current receivables	2,531	3,992
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	820	330
Trade payable	7,530	6,447
FEMSA and subsidiaries [member]
Assets (current included in accounts receivable)
Due from related party	783	402
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,371	1,038
The Coca-Cola Company [member]
Assets (current included in accounts receivable)
Due from related party	1,173	2,054
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	3,893	3,731
Heineken group [member]
Assets (current included in accounts receivable)
Due from related party	243	290
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,446	1,348
Other Related Parties [Member]
Assets (current included in accounts receivable)
Due from related party	575	317
Other receivables	$ 332	27
Shareholders Vonpar [member]
Assets (current included in accounts receivable)
Due from related party		$ 1,219